Retrospective restatement of the 2016 and 2017 financial statements (Schedule of Short and Long Term Receivable) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Beginning Balance
Interest	0	$ 0
Difference from changes	0	0
Ending Balance	265,875
Proyectos Comercializadora el Ninzi, S.A. de C.V. [Member]
Statement Line Items [Line Items]
Beginning Balance	1,695,921
Ending Balance	376,790	1,695,921
Compania Laminadora Vista Hermosa, S.A. de C.V. [Member]
Statement Line Items [Line Items]
Ending Balance	183,171
Operadora Compania Mexicana de Tubos S.A. de C.V. [Member]
Statement Line Items [Line Items]
Ending Balance	38,232
Industrias CH, S.A.B. de C.V. [Member]
Statement Line Items [Line Items]
Beginning Balance	530,281
Ending Balance	730,278	530,281
Perfiles Comerciales Sigosa, S.A. de C.V. [Member]
Statement Line Items [Line Items]
Beginning Balance	806,397
Ending Balance	579,047	806,397
Accounts receivable [Member]
Statement Line Items [Line Items]
Beginning Balance	201,464	177,101
Interest		0
Loans		0
Difference from changes		0
Payments	(145,824)
Transaction of the year	(39,859)	24,363
Ending Balance	15,731	201,464
Accounts receivable [Member] | Pytsa Industrial de Mexico, S.A. de C.V. [Member]
Statement Line Items [Line Items]
Beginning Balance	50	437
Transaction of the year	(50)	(387)
Ending Balance		50
Accounts receivable [Member] | Proyectos Comercializadora el Ninzi, S.A. de C.V. [Member]
Statement Line Items [Line Items]
Beginning Balance	145,824	145,824
Payments	(145,824)
Ending Balance		145,824
Accounts receivable [Member] | Other accounts receivable by operation [Member]
Statement Line Items [Line Items]
Beginning Balance	55,590	30,840
Transaction of the year	(39,859)	24,750
Ending Balance	15,731	55,590
Short term loans [Member]
Statement Line Items [Line Items]
Beginning Balance
Interest	2,839
VAT on invoiced interest	0
Loans	263,036
Difference from changes	0
Payments	0
Transaction of the year	0
Ending Balance	265,875
Short term loans [Member] | Compania Laminadora Vista Hermosa, S.A. de C.V. [Member]
Statement Line Items [Line Items]
Beginning Balance
Interest	915
Loans	182,256
Ending Balance	183,171
Short term loans [Member] | Compania Manufacturera de Tubos, S.A. de C.V. [Member]
Statement Line Items [Line Items]
Beginning Balance
Interest	1,039
Loans	43,433
Ending Balance	44,472
Short term loans [Member] | Operadora Compania Mexicana de Tubos S.A. de C.V. [Member]
Statement Line Items [Line Items]
Beginning Balance
Interest	885
Loans	37,347
Ending Balance	38,232
Long term accounts receivable [Member]
Statement Line Items [Line Items]
Beginning Balance	648,281	648,239
VAT on invoiced interest	0
Loans	0
Difference from changes	0
Transaction of the year		42
Ending Balance	648,281	648,281
Long term accounts receivable [Member] | Industrias CH, S.A.B. de C.V. [Member]
Statement Line Items [Line Items]
Beginning Balance	648,281	648,239
Transaction of the year		42
Ending Balance	648,281	648,281
Long term loans payable [Member]
Statement Line Items [Line Items]
Beginning Balance	3,032,599	2,364,545
Interest	224,639	198,053
VAT on invoiced interest	2,714
Loans	214,028	412,443
Difference from changes	5,677	57,558
Payments	(1,793,542)
Transaction of the year	0	0
Ending Balance	1,686,115	3,032,599
Long term loans payable [Member] | Proyectos Comercializadora el Ninzi, S.A. de C.V. [Member]
Statement Line Items [Line Items]
Beginning Balance	1,695,921	1,571,048
Interest	136,022	124,873
Payments	(1,455,153)
Ending Balance	376,790	1,695,921
Long term loans payable [Member] | Industrias CH, S.A.B. de C.V. [Member]
Statement Line Items [Line Items]
Beginning Balance	530,281	88,433
Interest	22,953	12,797
VAT on invoiced interest	2,714
Loans	214,028	412,443
Difference from changes	1,732	16,608
Payments	(41,430)
Ending Balance	730,278	530,281
Long term loans payable [Member] | Perfiles Comerciales Sigosa, S.A. de C.V. [Member]
Statement Line Items [Line Items]
Beginning Balance	806,397	705,064
Interest	65,664	60,383
Difference from changes	3,945	40,950
Payments	(296,959)
Ending Balance	$ 579,047	$ 806,397